UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Fixed Income - 73.7%
Bond Inflation Protection Portfolio	365,629	$4,223,012
High-Yield Portfolio	48,344	457,819
Intermediate Duration Bond Portfolio	533,184	5,763,718
Short Duration Bond Portfolio	628,820	5,998,947
Volatility Management Portfolio	427,589	4,442,644

		20,886,140

The AllianceBernstein Pooling Portfolios - Equity - 26.7%
International Growth Portfolio	109,725	810,869
International Value Portfolio	124,520	818,093
Multi-Asset Real Return Portfolio	238,869	2,047,110
Small-Mid Cap Growth Portfolio	18,648	320,754
Small-Mid Cap Value Portfolio	30,057	317,703
U.S. Large Cap Growth Portfolio	149,440	1,630,389
U.S. Value Portfolio	203,866	1,635,002

		7,579,920

Total Investments - 100.4% (cost $25,912,795) (a)		28,466,060
Other assets less liabilities - (0.4%)		(106,174)

Net Assets - 100.0%		$28,359,886

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,594,112 and gross unrealized depreciation of investments was $(40,847), resulting in net unrealized appreciation of $2,553,265.

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$28,466,060	$	– 0	–	$	– 0	–	$28,466,060

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 101.9%
The AllianceBernstein Pooling Portfolios - Fixed Income - 68.1%
Bond Inflation Protection Portfolio	406,296	$4,692,719
High-Yield Portfolio	138,103	1,307,835
Intermediate Duration Bond Portfolio	494,439	5,344,889
Short Duration Bond Portfolio	398,837	3,804,899
Volatility Management Portfolio	576,779	5,992,736

		21,143,078

The AllianceBernstein Pooling Portfolios - Equity - 33.8%
International Growth Portfolio	159,422	1,178,132
International Value Portfolio	180,898	1,188,498
Multi-Asset Real Return Portfolio	301,598	2,584,692
Small-Mid Cap Growth Portfolio	30,304	521,233
Small-Mid Cap Value Portfolio	48,348	511,035
U.S. Large Cap Growth Portfolio	207,638	2,265,337
U.S. Value Portfolio	282,163	2,262,948

		10,511,875

Total Investments - 101.9% (cost $27,480,157) (a)		31,654,953
Other assets less liabilities - (1.9%)		(586,307)

Net Assets - 100.0%		$31,068,646

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,184,002 and gross unrealized depreciation of investments was $(9,206), resulting in net unrealized appreciation of $4,174,796.

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30, 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$31,654,953	$	– 0	–	$	– 0	–	$31,654,953

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 101.0%
The AllianceBernstein Pooling Portfolios - Fixed Income - 58.7%
Bond Inflation Protection Portfolio	1,575,429	$18,196,211
High-Yield Portfolio	838,695	7,942,443
Intermediate Duration Bond Portfolio	1,716,698	18,557,501
Short Duration Bond Portfolio	415,806	3,966,791
Volatility Management Portfolio	2,438,738	25,338,486

		74,001,432

The AllianceBernstein Pooling Portfolios - Equity - 42.3%
International Growth Portfolio	829,658	6,131,174
International Value Portfolio	943,783	6,200,653
Multi-Asset Real Return Portfolio	1,417,363	12,146,802
Small-Mid Cap Growth Portfolio	157,945	2,716,653
Small-Mid Cap Value Portfolio	251,464	2,657,972
U.S. Large Cap Growth Portfolio	1,079,041	11,772,339
U.S. Value Portfolio	1,466,026	11,757,528

		53,383,121

Total Investments - 101.0% (cost $111,139,481) (a)		127,384,553
Other assets less liabilities - (1.0%)		(1,215,841)

Net Assets - 100.0%		$126,168,712

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,924,908 and gross unrealized depreciation of investments was $(679,836), resulting in net unrealized appreciation of $16,245,072.

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$127,384,553	$	– 0	–	$	– 0	–	$127,384,553

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 101.1%
The AllianceBernstein Pooling Portfolios - Fixed Income - 50.8%
Bond Inflation Protection Portfolio	2,427,137	$28,033,430
High-Yield Portfolio	1,912,994	18,116,053
Intermediate Duration Bond Portfolio	3,055,502	33,029,978
Volatility Management Portfolio	4,993,036	51,877,648

		131,057,109

The AllianceBernstein Pooling Portfolios - Equity - 50.3%
International Growth Portfolio	2,058,903	15,215,297
International Value Portfolio	2,343,206	15,394,864
Multi-Asset Real Return Portfolio	3,034,470	26,005,404
Small-Mid Cap Growth Portfolio	452,362	7,780,620
Small-Mid Cap Value Portfolio	723,292	7,645,198
U.S. Large Cap Growth Portfolio	2,635,140	28,749,375
U.S. Value Portfolio	3,585,419	28,755,063

		129,545,821

Total Investments - 101.1% (cost $232,273,669) (a)		260,602,930
Other assets less liabilities - (1.1%)		(2,716,589)

Net Assets - 100.0%		$257,886,341

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,550,183 and gross unrealized depreciation of investments was $(2,220,922), resulting in net unrealized appreciation of $28,329,261.

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$260,602,930	$	– 0	–	$	– 0	–	$260,602,930

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 57.2%
International Growth Portfolio	3,172,980	$23,448,323
International Value Portfolio	3,612,141	23,731,768
Multi-Asset Real Return Portfolio	3,985,082	34,152,153
Small-Mid Cap Growth Portfolio	768,888	13,224,879
Small-Mid Cap Value Portfolio	1,224,265	12,940,482
U.S. Large Cap Growth Portfolio	3,970,629	43,319,555
U.S. Value Portfolio	5,409,234	43,382,059

		194,199,219

The AllianceBernstein Pooling Portfolios - Fixed Income - 43.4%
Bond Inflation Protection Portfolio	1,710,086	19,751,498
High-Yield Portfolio	2,509,692	23,766,779
Intermediate Duration Bond Portfolio	3,352,757	36,243,298
Volatility Management Portfolio	6,498,365	67,518,015

		147,279,590

Total Investments - 100.6% (cost $311,380,672) (a)		341,478,809
Other assets less liabilities - (0.6%)		(2,014,660)

Net Assets - 100.0%		$339,464,149

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,007,206 and gross unrealized depreciation of investments was $(2,909,069), resulting in net unrealized appreciation of $30,098,137.

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$341,478,809	$	– 0	–	$	– 0	–	$341,478,809

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 102.1%
The AllianceBernstein Pooling Portfolios - Equity - 67.2%
International Growth Portfolio	3,166,654	$23,401,572
International Value Portfolio	3,599,789	23,650,615
Multi-Asset Real Return Portfolio	2,928,134	25,094,106
Small-Mid Cap Growth Portfolio	779,428	13,406,164
Small-Mid Cap Value Portfolio	1,241,077	13,118,189
U.S. Large Cap Growth Portfolio	3,843,208	41,929,399
U.S. Value Portfolio	5,233,568	41,973,214

		182,573,259

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.9%
Bond Inflation Protection Portfolio	312,980	3,614,920
High-Yield Portfolio	2,016,784	19,098,947
Intermediate Duration Bond Portfolio	2,016,690	21,800,412
Volatility Management Portfolio	4,836,743	50,253,758

		94,768,037

Total Investments - 102.1% (cost $254,682,170) (a)		277,341,296
Other assets less liabilities - (2.1%)		(5,625,207)

Net Assets - 100.0%		$271,716,089

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,704,657 and gross unrealized depreciation of investments was $(5,045,531), resulting in net unrealized appreciation of $22,659,126.

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$277,341,296	$	– 0	–	$	– 0	–	$277,341,296

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 75.2%
International Growth Portfolio	3,338,962	$24,674,931
International Value Portfolio	3,795,811	24,938,475
Multi-Asset Real Return Portfolio	2,137,907	18,321,864
Small-Mid Cap Growth Portfolio	792,222	13,626,211
Small-Mid Cap Value Portfolio	1,275,858	13,485,823
U.S. Large Cap Growth Portfolio	3,955,052	43,149,621
U.S. Value Portfolio	5,411,767	43,402,372

		181,599,297

The AllianceBernstein Pooling Portfolios - Fixed Income - 25.4%
High-Yield Portfolio	1,436,630	13,604,889
Intermediate Duration Bond Portfolio	1,264,591	13,670,232
Volatility Management Portfolio	3,276,338	34,041,144

		61,316,265

Total Investments - 100.6% (cost $221,355,892) (a)		242,915,562
Other assets less liabilities - (0.6%)		(1,388,103)

Net Assets - 100.0%		$241,527,459

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,606,197 and gross unrealized depreciation of investments was $(4,046,527), resulting in net unrealized appreciation of $21,559,670.

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$242,915,562	$	– 0	–	$	– 0	–	$242,915,562

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 102.2%
The AllianceBernstein Pooling Portfolios - Equity - 84.7%
International Growth Portfolio	2,667,064	$19,709,603
International Value Portfolio	3,026,000	19,880,820
Multi-Asset Real Return Portfolio	1,122,019	9,615,701
Small-Mid Cap Growth Portfolio	639,911	11,006,475
Small-Mid Cap Value Portfolio	1,023,594	10,819,384
U.S. Large Cap Growth Portfolio	3,160,291	34,478,773
U.S. Value Portfolio	4,302,573	34,506,638

		140,017,394

The AllianceBernstein Pooling Portfolios - Fixed Income - 17.5%
High-Yield Portfolio	308,540	2,921,879
Intermediate Duration Bond Portfolio	758,513	8,199,525
Volatility Management Portfolio	1,718,299	17,853,128

		28,974,532

Total Investments - 102.2% (cost $154,959,140) (a)		168,991,926
Other assets less liabilities - (2.2%)		(3,707,117)

Net Assets - 100.0%		$165,284,809

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,442,358 and gross unrealized depreciation of investments was $(3,409,572), resulting in net unrealized appreciation of $14,032,786.

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$168,991,926	$	– 0	–	$	– 0	–	$168,991,926

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 101.7%
The AllianceBernstein Pooling Portfolios - Equity - 89.9%
International Growth Portfolio	2,485,793	$18,370,012
International Value Portfolio	2,829,027	18,586,708
Multi-Asset Real Return Portfolio	852,670	7,307,382
Small-Mid Cap Growth Portfolio	600,852	10,334,662
Small-Mid Cap Value Portfolio	956,746	10,112,802
U.S. Large Cap Growth Portfolio	2,975,525	32,462,974
U.S. Value Portfolio	4,056,254	32,531,154

		129,705,694

The AllianceBernstein Pooling Portfolios - Fixed Income - 11.8%
Intermediate Duration Bond Portfolio	667,665	7,217,462
Volatility Management Portfolio	939,081	9,757,053

		16,974,515

Total Investments - 101.7% (cost $130,806,757) (a)		146,680,209
Other assets less liabilities - (1.7%)		(2,476,700)

Net Assets - 100.0%		$144,203,509

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $18,372,739 and gross unrealized depreciation of investments was $(2,499,287), resulting in net unrealized appreciation of $15,873,452.

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$146,680,209	$	– 0	–	$	– 0	–	$146,680,209

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 104.4%
The AllianceBernstein Pooling Portfolios - Equity - 97.6%
International Growth Portfolio	1,861,328	$13,755,214
International Value Portfolio	2,118,343	13,917,513
Multi-Asset Real Return Portfolio	597,793	5,123,086
Small-Mid Cap Growth Portfolio	447,177	7,691,451
Small-Mid Cap Value Portfolio	716,186	7,570,082
U.S. Large Cap Growth Portfolio	2,231,059	24,340,856
U.S. Value Portfolio	3,032,288	24,318,948

		96,717,150

The AllianceBernstein Pooling Portfolios - Fixed Income - 6.8%
Intermediate Duration Bond Portfolio	461,010	4,983,523
Volatility Management Portfolio	172,323	1,790,437

		6,773,960

Total Investments – 104.4% (cost $93,326,171) (a)		103,491,110
Other assets less liabilities - (4.4%)		(4,390,290)

Net Assets - 100.0%		$99,100,820

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,951,505 and gross unrealized depreciation of investments was $(1,786,566), resulting in net unrealized appreciation of $10,164,939.

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$103,491,110	$	– 0	–	$	– 0	–	$103,491,110

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.0%
The AllianceBernstein Pooling Portfolios - Equity - 95.3%
International Growth Portfolio	400,522	$2,959,861
International Value Portfolio	455,828	2,994,788
Multi-Asset Real Return Portfolio	125,028	1,071,492
Small-Mid Cap Growth Portfolio	95,976	1,650,780
Small-Mid Cap Value Portfolio	155,493	1,643,560
U.S. Large Cap Growth Portfolio	479,102	5,227,003
U.S. Value Portfolio	651,120	5,221,985

		20,769,469

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.7%
Intermediate Duration Bond Portfolio	95,515	1,032,520

Total Investments - 100.0% (cost $19,367,742) (a)		21,801,989
Other assets less liabilities - 0.0%		1,402

Net Assets - 100.0%		$21,803,391

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,701,865 and gross unrealized depreciation of investments was $(267,618), resulting in net unrealized appreciation of $2,434,247.

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$21,801,989	$	– 0	–	$	– 0	–	$21,801,989

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

November 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 95.8%
International Growth Portfolio	91,947	$679,487
International Value Portfolio	104,326	685,421
Multi-Asset Real Return Portfolio	29,147	249,787
Small-Mid Cap Growth Portfolio	22,148	380,954
Small-Mid Cap Value Portfolio	35,997	380,484
U.S. Large Cap Growth Portfolio	110,851	1,209,390
U.S. Value Portfolio	150,657	1,208,271

		4,793,794

The AllianceBernstein Pooling Portfolios - Fixed Income - 4.8%
Intermediate Duration Bond Portfolio	22,247	240,492

Total Investments - 100.6% (cost $4,815,846) (a)		5,034,286
Other assets less liabilities - (0.6%)		(29,963)

Net Assets - 100.0%		$5,004,323

(a)	As of November 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $338,460 and gross unrealized depreciation of investments was $(120,020), resulting in net unrealized appreciation of $218,440.

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

November 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of November 30 2011:

Investments in Securities	Level 1	Level 2			Level 3			Total
Mutual Funds	$5,034,286	$	– 0	–	$	– 0	–	$5,034,286

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	January 24, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	January 24, 2012